Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Compensation Table total for Non-CEO NEOs (3)	Average Compensation Actually paid to Non-CEO NEOs (4)	Value of Initial Fixed $100 Investment Based Total Stockholder Return (5)	Net Income (Loss)
2024	$425,000	$427,911	$270,831	$270,282	$60.87	$(7,790)
2023	$457,907	$319,652	$302,520	$217,347	$8.01	$(13,891)

Summary Compensation Table Total for CEO	$ 425,000	$ 457,907
Compensation Actually Paid to CEO	427,911	319,652
Summary Compensation Table Total for Non-CEO NEOs	270,831	302,520
Compensation Actually Paid to Non-CEO NEOs	270,282	217,347
Total Shareholder Return Amount	60.87	8.01
Net Income (Loss)	$ (7,790)	$ (13,891)
Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported are the amounts of total compensation reported for our President and Chief Executive Officer, Anthony Scott, in the Summary Compensation Table for fiscal years 2024 and 2023.

PEO Name	Anthony Scott	Anthony Scott
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Scott during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See Table below for further information.
(3)	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2024 and 2023.
(4)	The dollar amounts reported represent the average amount of “compensation actually paid,” as computed in accordance with SEC rules, for our NEOs, other than our CEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO in the Summary Compensation Table for fiscal years 2024 and 2023, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year.
(5)	Reflects the cumulative stockholder return over the relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. For 2024, the closing price of our common stock on December 31, 2023, was $5.06 and the closing price of our common stock on December 31, 2024 was $3.08. For 2023, the closing price of our common stock on December 31, 2022, was $63.20 and the closing price of our common stock on December 31, 2023 was $5.06.

Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs (1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Increase or Decrease from Prior Year end for Awards that Vested During the Year	Compensation Actually Paid to Non-CEO NEOs
2024	$270,831	$–	$–	$(159)	$(390)	$270,282
2023	$302,520	$48,514	$8,674	$(22,910)	$(22,424)	$217,347

(1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table

Relationship between Pay and Performance

Relationship between Pay and Performance

Our “total stockholder return,” as set forth in the above table, during the two-year period ended December 31, 2024 increased by 660.3% compared to (a) an increase in “compensation actually paid” to our CEO from $319,652 in 2023 to $427,911 in 2024 and (b) an increase in average “compensation actually paid” to our non-CEO NEOs from to $217,347 in 2023 to $270,282 in 2024. In addition, our net loss during the two-year period ended December 31, 2024 decreased by 43.9%, from $(13,891) to $(7,790) in 2024 compared to the aforementioned changes in “compensation actually paid” to our CEO and non-CEO NEOs.

Reported Value of Equity Awards for CEO [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 48,514
Fair Value as of Year End for Unvested Awards Granted DuringYear [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,674
Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(159)	(22,910)
Fai Value Increase or Decrease from Prior Year End for Awards Vested During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (390)	$ (22,424)